Financial Instruments and Financial Risk Management - Summary of Potential Impact on Pre-Tax Income Due to Change in Fair Value of Price Risk Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / gigajoule $ / MWh $ / gigajoule $ / barrel	Dec. 31, 2020 CAD ($)
Derivative
Unrealized gains (losses) on risk management contracts	$ 18	$ 21
PJM power price
Derivative
Increase or decrease to forward prices, energy | $ / MWh	1
Unrealized gains (losses) on risk management contracts	$ 1
NYMEX natural gas price
Derivative
Increase or decrease to forward prices, energy | $ / gigajoule	0.50
Unrealized gains (losses) on risk management contracts	$ 39
Energy exports
Derivative
Unrealized gains (losses) on risk management contracts	$ (9)
Energy exports | Propane
Derivative
Increase or decrease to forward prices, volume | $ / barrel	1
Baltic LPG Freight
Derivative
Unrealized gains (losses) on risk management contracts	$ 5
Baltic LPG Freight | Propane
Derivative
Increase or decrease to forward prices, volume | $ / barrel	1
NGL frac spread
Derivative
Unrealized gains (losses) on risk management contracts	$ (13)	$ (5)
NGL frac spread | Natural Gas
Derivative
Increase or decrease to forward prices, energy | $ / gigajoule	0.50
Unrealized gains (losses) on risk management contracts	$ 6